ACQUISITION (Details) - CAD ($)	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Inventory	$ 919,481	$ 723,953
Mortgage payable	$ 911,428	$ 0
EXTRACTION TECHNOLOGIES, LLC [Member]
Statement [Line Items]
3,000,000 Common shares	953,250
Earnout share consideration	$ 0
Total consideration	953,250
Accounts receivable	2,258
Inventory	5,178
Bank overdraft	(2,266)
Capital assets	1,777,385
Mortgage payable	(829,305)
Total purchase price allocation	$ 953,250